Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Compensation Related Costs [Abstract]
Stock-Based Compensation - Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	n/a	n/a
Expected market price volatility	73.19%	n/a	n/a
Average remaining expected life of stock options on F shares (years)	6.19	n/a	n/a

Stock-Based Compensation - Schedule of Share Based Compensation Stock Options Activity

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2023 and 2022.

Non-vested options on F shares	Number of F shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2021	—	—
Granted	—	—
Vested	—	—
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2022	—	—
Granted	77	6.39
Vested	77	6.39
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2023	—	—

The following tables summarize the Group’s stock option activity for the years ended December 31, 2023 and 2022.

Options on F shares	F shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2021	—	0.00	0.00	—
Of which vested	—	0.00	0.00	—
Granted	—	—	—	—
Outstanding as at December 31, 2022	—	0.00	0.00	—
Of which vested	—	0.00	0.00	—
Granted	—	—	—	—
Outstanding as at December 31, 2023	77	0.05	6.19	19
Of which vested	77	0.05	6.19	19

Stock-Based Compensation - Schedule of Compensation Expense

Summary of stock-based compensation expenses

Stock-based compensation expenses	12 months ended December 31,
USD	2023	2022	2021
In relation to F share Option Plan (FSOP)	492	—	—
In relation to non-FSOP option agreements	—	—	—
Total	492	—	—

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	12 months ended December 31,
USD	2023	2022	2021
Research & development expenses	—	—	—
Selling & marketing expenses	—	—	—
General & administrative expenses	492	—	—
Total	492	—	—